Document and Entity Information	Sep. 11, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2020
Entity Registrant Name	WEYERHAEUSER COMPANY
Entity Central Index Key	0000106535
Entity Emerging Growth Company	false
Entity File Number	1-4825
Entity Incorporation State Country Code	WA
Entity Tax Identification Number	91-0470860
Entity Address Address Line1	220 Occidental Avenue South
Entity Address City Or Town	Seattle
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98104-7800
City Area Code	(206)
Local Phone Number	539-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $1.25 per share
Trading Symbol	WY
Name of each exchange on which registered	NYSE